Investments	12 Months Ended
Dec. 31, 2017
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Investments
13.	INVESTMENTS

	December 31,
	2016	2017
	RMB	RMB
Available-for-sale listed equity securities	1,369	969
Other unlisted equity investments	166	185

	1,535	1,154

Other unlisted equity investments mainly represent the Group’s various interests in private enterprises which are mainly engaged in the provision of telecommunications infrastructures construction services, information technology services and Internet contents.